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August 13, 2009

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN: Document Control - EDGAR

RE:   RIVERSOURCE LIFE INSURANCE COMPANY ("COMPANY")
         ON BEHALF OF RIVERSOURCE VARIABLE ANNUITY ACCOUNT ("REGISTRANT") FILE NOS. 333-139762 AND 811-07195
         RiverSource(R) Signature One Select Variable AnnuitY
         Wells Fargo Advantage(R) Builder Select Variable AnnuitY

Dear Commissioners:

Registrant certifies that the form of the supplement for RiverSource Signature One Select Variable Annuity and Wells Fargo Advantage Builder Select Variable Annuity prospectuses that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

If you have any questions regarding this filing, please contact me at (612) 671-2237 or Boba Selimovic at (612) 671-7449.

Sincerely,


/s/ Rodney J. Vessels
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Rodney J. Vessels
Assistant General Counsel and
Assistant Secretary

Document Number: 269962